Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Measurements
3.	Fair Value Measurements
The Company categorizes assets and liabilities recorded at fair value on the Company’s consolidated balance sheets based upon the level of judgment associated with inputs used to measure their fair value. The categories are as follows:

•	Level 1—Inputs are unadjusted quoted prices in active markets for identical assets or liabilities.

•
Level 2—Inputs are quoted prices for similar assets and liabilities in active markets or inputs other than quoted prices that are observable for the assets or liabilities, either directly or indirectly through market corroboration, for substantially the full term of the financial instruments.

•	Level 3—Inputs are unobservable inputs based on the Company’s own assumptions used to measure assets and liabilities at fair value. The inputs require significant management judgment or estimation.
This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The carrying amount of the Company’s financial instruments including cash and cash equivalents, accounts receivable, and accounts payable approximate their respective fair values because of their short maturities, the
Pre-Close
Notes are carried at fair value due to the Company’s electing of the ASC 825 fair value option, while the convertible notes and the deferred payout owed to the sellers of Kinduct are carried at amortized cost, with the convertible notes adjusted for changes in fair value of the embedded derivative. It is not practicable to determine the fair value of the convertible notes or the deferred payout owed to the sellers of Kinduct due to the lack of information available to calculate the fair value of such notes. As of December 31, 2022 and 2021, the carrying amount of the
Pre-Close
Notes was $25.3 million and zero, respectively, while the carrying value of the convertible notes was $6.2 million and zero, respectively and the carrying amount of the deferred payout owed to the sellers of Kinduct was $4.3 million and $6.0 million, respectively. See Note 6.
Debt
for additional information on the
Pre-Close
Notes and convertible notes.
The following table sets forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2022 (in thousands):

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial Assets
Cash equivalents
Money market funds	$11	$—	$—	$11
Marketable equity securities	2	—	—	2

Total assets	$13	$—	$—	$13

Financial Liabilities
Pre-Close Notes	$—	$—	$25,300	$25,300
Embedded derivative in convertible notes	—	—	60	60

Total liabilities	$—	$—	$25,360	$25,360

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2021 (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial Assets
Cash equivalents:
Money market funds	$11	$—	$—	$11
Marketable equity securities	58	—	—	58

Total assets	$69	$—	$—	$69

Level 1 instruments include highly liquid money market funds classified as cash equivalents, as well as marketable equity securities. The Company utilized the market approach and Level 1 valuation inputs to value its money market mutual funds and marketable equity securities.
As of December 31, 2022 and 2021, the carrying amount of cash equivalents approximated fair value due to the short period of time to maturity. The estimated fair value of the available-for-sale
marketable equity securities may not be representative of values that will be realized in the future.
Level 3 instruments include the
Pre-Close
Notes and an embedded derivative bifurcated from the convertible notes. The Company evaluated the convertible notes under ASC 815,
Derivatives and Hedging
, and

identified an embedded derivative that required bifurcation. The derivative embedded in the convertible notes is a contingent put upon change in control that would allow the noteholder to put the convertible notes to the Company at 1.5 times the then-outstanding principal and accrued interest. The estimated fair value of the embedded derivative at December 31, 2022 was determined using significant assumptions which include management estimates on the probability of a contingent event occurring, the term of the instrument, present value of common stock, rate of return on common stock, future value of common stock, and the discount rate. Changes in the fair value of the embedded derivative totaling a gain of

$0.4 million and zero for the years ended December 31, 2022 and 2021 are included in the Company’s consolidated statement of operations within other income (expense), net. As of December 31, 2022, the embedded derivative had a fair value of $0.1 million. The Company elected the fair value option per ASC 825 for the
Pre-Close
Notes, accordingly the estimated fair value of the
Pre-Close
Notes at December 31, 2022 was determined using significant assumptions which include management estimates on the probability of a contingent event occurring, the term of the instrument, market yield, spread, short rate volatility, and the discount rate. Changes in the fair value of the
Pre-Close
Notes totaling a loss of $0.3 million and zero for the years ended December 31, 2022 and 2021 are included in the Company’s consolidated statement of operations within other income (expense), net within the caption “Revaluation of debt”. As of December 31, 2022, the
Pre-Close
Notes had a fair value of $25.3 million of which $0.3 million related to a change in fair value.
There were no transfers between fair value measurement levels during any presented period.

PATHFINDER ACQUISITION CORPORATION [Member]
Fair Value Measurements
Note
10-Fair
Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

December 31, 2022
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account-money market fund	$328,636,388	$—	$—
Liabilities:
Derivative warrant liabilities-Public warrants	$—	$1,495,000	$—
Derivative warrant liabilities-Private placement warrants	$—	$977,500	$—

December 31, 2021
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account-money market fund	$325,028,452	$—	$—
Liabilities:
Derivative warrant liabilities-Public warrants	$—	$3,835,000	$—
Derivative warrant liabilities-Private placement warrants	$—	$2,507,500	$—
Level 1 assets include investments in money market funds that invest solely in U.S. Treasury securities with an original maturity of 185 days or less. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of Public Warrants was transferred from a Level 3 measurement to a Level 1 measurement in April 2021, when the Public Warrants were separately listed and traded in an active market. Subsequently in December 2021, the estimated fair value of Public Warrants was transferred from a Level 1 measurement to Level 2 measurement due to lack of trading activity. The estimated fair value of the Private Placement Warrants was transferred from a

Level 3 measurement to a Level 2 fair value measurement in April 2021, as the transfer of Private Placement Warrants to anyone who is not a permitted transferee would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant. There were no other transfers to/from Levels 1, 2, and 3 during the years ended December 31, 2022 and 2021.
The initial fair value of the Public and Private Placement Warrants, issued in connection with the Initial Public Offering, has been estimated using a binomial lattice model. For periods subsequent to the detachment of the Public Warrants from the Units, the Public Warrants’ listed price in an active market was used as the fair value. The estimated fair value of the Public and Private Placement Warrants, prior to Public Warrants being traded in an active market, is determined using Level 3 inputs. Inherent in a binomial lattice model are assumptions related to the Unit price, expected volatility, risk-free interest rate, term to expiration, and dividend yield. The Unit price is based on the publicly traded price of the Units as of the measurement date. The Company estimated the volatility for the Public and Private Placement Warrants based on the implied volatility from the traded prices of warrants issued by other special purpose acquisition companies. The risk-free interest rate is based on interpolated U.S. Treasury rates, commensurate with a similar term to the Public and Private Placement Warrants. The term to expiration was calculated as the contractual term of the Public and Private Placement Warrants, assuming one year to a Business Combination from the IPO date. Finally, the Company does not anticipate paying a dividend. The most significant input was volatility and significant increases (decreases) in the expected volatility in isolation would result in a significantly higher (lower) fair value measurement.

The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the year ended December 31, 2021 is summarized as follows:

Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants	16,340,000
Transfer of Public Warrants to Level 1	(8,710,000)
Transfer of Private Warrants to Level 2	(5,695,000)
Change in fair value of derivative warrant liabilities	(1,935,000)

Derivative warrant liabilities at December 31, 2021	$—